OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Prepaid expenses	$ 4,285	$ 3,045
Other receivables	14,435	3,002
Prepaid expenses and other assets	$ 18,720	$ 6,047